SHARE-BASED COMPENSATION Shares Authorized by Exercise Price Range (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Weighted Average Remaining Contractual Life (in years)	7 years 8 months 12 days
Aggregate Intrinsic Value - Options outstanding	$ 6,881
Number Exercisable (in shares)	200
Weighted Average Remaining Contractual Life (in years)	6 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 133
Options Exercisable, Aggregate Intrinsic Value	$ 3,971
Number of Options, Exercisable	402
Aggregate instrinsic value of options [Abstract]
Share Price	$ 130.31
Options Outstanding Number	1,005	1,080
Outstanding, Weighted Average option Exercise Price	$ 134	$ 118
Range of Exercise Prices $100.00 - $110.00
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	100.00
Maximum price of options outstanding, end of the period (in dollars per share)	$ 110.00
Number Outstanding (in shares)	242
Weighted Average Remaining Contractual Life (in years)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 110
Aggregate Intrinsic Value - Options outstanding	$ 4,951
Number Exercisable (in shares)	187
Weighted Average Remaining Contractual Life (in years)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 110
Options Exercisable, Aggregate Intrinsic Value	$ 3,832
Range of Exercise Prices - $110.01 - $150.00
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	$ 110.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 150.00
Number Outstanding (in shares)	559
Weighted Average Remaining Contractual Life (in years)	8 years 7 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 134
Aggregate Intrinsic Value - Options outstanding	$ 1,930
Number Exercisable (in shares)	95
Weighted Average Remaining Contractual Life (in years)	8 years
Weighted Average Exercise Price (in dollars per share)	$ 143
Options Exercisable, Aggregate Intrinsic Value	$ 139
Range of Exercise Prices - $150.01 & over
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	$ 150.01
Number Outstanding (in shares)	204
Weighted Average Remaining Contractual Life (in years)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 161
Aggregate Intrinsic Value - Options outstanding	$ 0
Number Exercisable (in shares)	120
Weighted Average Remaining Contractual Life (in years)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 161
Options Exercisable, Aggregate Intrinsic Value	$ 0